SEGMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
SEGMENTS	2. SEGMENTS
Santander UK’s principal activity is financial services, mainly in the UK. The business is managed and reported on the basis of four segments, which are strategic business units that offer different products and services, have different customers and require different technology and marketing strategies. Geographical information is not provided, as substantially all of Santander UK’s activities are in the UK.
–Retail & Business Banking consists of two business units, Mortgages and Everyday Banking. Mortgages provides UK residential mortgages for customers with good credit quality (prime lending) mostly to owner occupiers and buy-to-let mortgages for non-professional landlords. Everyday Banking provides banking services and unsecured lending to individuals and small businesses with annual turnover up to £6.5m, such as loans, credit cards and overdrafts, as well as wealth management for high-net-worth clients.
–Consumer Finance provides prime auto consumer financing for cars, vans, motorbikes and leisure vehicles through Santander Consumer (UK) plc (SCUK).
Through our joint ventures, Hyundai Capital UK Ltd and Volvo Car Financial Services UK Limited, we provide retail point of sale customer finance and wholesale finance facilities (stock finance).
–Corporate & Commercial Banking provides banking products and services including loans, overdrafts, treasury services, invoice finance, trade and supplier finance, to SMEs, mid-sized and larger corporates typically with annual turnover up to £500m, Commercial Real Estate and Social Housing customers.
–Corporate Centre provides treasury services for asset and liability management of our balance sheet. Exposures include financial institutions (derivatives and other treasury products), structured products, and sovereign and supranational assets chosen for diversification and liquidity. It also provides mainly residential
Crown Dependencies mortgages to individuals in Jersey and the Isle of Man.
Retail & Business Banking delivers products through our omni-channel presence comprising branches, ATMs, telephony, digital and intermediary channels.
Consumer Finance business is primarily introduced by car dealerships acting as our intermediary along with a small amount of new business introduced via digital channels. Corporate and Commercial Banking expertise is provided by relationship managers, product specialists and through digital and telephony channels, and covers clients' needs both in the UK and overseas.
The segmental data is prepared on a statutory basis of accounting, in line with the accounting policies set out in Note 1. Transactions between segments are on normal commercial terms and conditions. Internal charges and internal UK transfer pricing adjustments are reflected in the results of each segment and eliminate on consolidation. Revenue sharing agreements are used to allocate external customer revenues to a segment on a reasonable basis. Funds are ordinarily reallocated between segments, resulting in funding cost transfers disclosed in operating income. Interest charged for these funds is based on Santander UK’s cost of wholesale funding. Interest income and interest expense have not been reported separately. The majority of segment revenues are interest income in nature and net interest income is relied on primarily to assess segment performance and to make decisions on the allocation of segment resources.
Results by segment
For the year ended 31 December

	Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
2025	£m	£m	£m	£m	£m
Net interest income	3,506	129	677	68	4,380
Non-interest income/(expense)	176	181	117	(125)	349
Total operating income/(expense)	3,682	310	794	(57)	4,729
Operating expenses before credit impairment charges, provisions and charges	(1,918)	(150)	(374)	(15)	(2,457)
Credit impairment charges	(133)	(8)	(28)	(24)	(193)
Provisions for other liabilities and charges	(340)	(228)	(68)	39	(597)
Total credit impairment charges, provisions and charges	(473)	(236)	(96)	15	(790)
Profit/(loss) before tax	1,291	(76)	324	(57)	1,482

Revenue/(expense) from external customers	4,204	781	647	(903)	4,729
Inter-segment (expense)/revenue	(522)	(471)	147	846	—
Total operating income/(expense)	3,682	310	794	(57)	4,729

Revenue from external customers includes the following fee and commission income[1]:
–Current account and debit card fees	415	—	49	—	464
–Insurance, protection and investments	48	—	—	—	48
–Credit cards	100	—	—	—	100
–Non-banking and other fees[2]	5	38	92	5	140
Total fee and commission income	568	38	141	5	752
Fee and commission expense	(395)	(8)	(5)	(11)	(419)
Net fee and commission income/(expense)	173	30	136	(6)	333

At 31 December 2025
Customer loans	173,462	4,979	18,927	(1)	197,367
Customer deposits	155,652	—	24,414	3,536	183,602

Average number of full-time equivalent staff	13,802	762	2,092	—	16,656
1The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
2Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance invoice finance and trade finance.

	Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
2024	£m	£m	£m	£m	£m
Net interest income	3,426	144	694	48	4,312
Non-interest income/(expense)	121	182	128	(86)	345
Total operating income/(expense)	3,547	326	822	(38)	4,657
Operating expenses before credit impairment charges, provisions and charges	(1,976)	(152)	(417)	(3)	(2,548)
Credit impairment charges	(50)	(17)	(4)	—	(71)
Provisions for other liabilities and charges	(297)	(332)	(50)	(10)	(689)
Total credit impairment charges, provisions and charges	(347)	(349)	(54)	(10)	(760)
Profit/(loss) before tax	1,224	(175)	351	(51)	1,349

Revenue/(expense) from external customers	3,711	754	562	(370)	4,657
Inter-segment (expense)/revenue	(164)	(428)	260	332	—
Total operating income/(expense)	3,547	326	822	(38)	4,657

Revenue from external customers includes the following fee and commission income[1]:
–Current account and debit card fees	424	—	50	—	474
–Insurance, protection and investments	48	—	—	—	48
–Credit cards	92	—	—	—	92
–Non-banking and other fees[2]	3	28	73	15	119
Total fee and commission income	567	28	123	15	733
Fee and commission expense	(442)	(7)	(10)	(22)	(481)
Net fee and commission income/(expense)	125	21	113	(7)	252

At 31 December 2024
Customer loans	171,724	4,759	18,029	—	194,512
Customer deposits	151,815	—	22,137	2,781	176,733

Average number of full-time equivalent staff	15,993	773	2,494	—	19,260

	Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
2023	£m	£m	£m	£m	£m
Net interest income/(expense)	3,716	156	841	(55)	4,658
Non-interest income/(expense)	182	192	135	(71)	438
Total operating income/(expense)	3,898	348	976	(126)	5,096
Operating expenses before credit impairment charges, provisions and charges	(1,813)	(141)	(351)	(151)	(2,456)
Credit impairment charges	(149)	(15)	(40)	(1)	(205)
Provisions for other liabilities and charges	(233)	(18)	(15)	(69)	(335)
Total credit impairment charges, provisions and charges	(382)	(33)	(55)	(70)	(540)
Profit/(loss) before tax	1,703	174	570	(347)	2,100

Revenue from external customers	3,597	663	712	124	5,096
Inter-segment revenue/(expense)	301	(315)	264	(250)	—
Total operating income/(expense)	3,898	348	976	(126)	5,096

Revenue from external customers includes the following fee and commission income[1]:
–Current account and debit card fees	493	—	49	—	542
–Insurance, protection and investments	47	—	—	—	47
–Credit card fees	94	—	—	—	94
–Non-banking and other fees[2]	3	25	79	14	121
Total fee and commission income	637	25	128	14	804
Fee and commission expense	(458)	(6)	(11)	(26)	(501)
Net fee and commission income/(expense)	179	19	117	(12)	303

At 31 December 2023
Customer loans	179,887	5,228	17,939	—	203,054
Customer deposits	158,329	—	24,066	5,050	187,445

Average number of full-time equivalent staff	16,330	816	2,376	24	19,546
1The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
2Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
The table below shows the relationship between Customer assets and Loans and advances to customers as presented in the Consolidated Balance Sheet.
Customer assets exclude joint ventures, as they carry low credit risk and therefore have an immaterial ECL, and Other items, mainly accrued interest that we have not yet charged to the customer's account and cash collateral. It also shows the relationship between customer liabilities (see above) and Deposits by customers as presented in the Consolidated Balance Sheet.

	Assets		Liabilities
	2025	2024	2025	2024
	£m	£m	£m	£m
Customer balances (gross)	197,367	194,512	183,602	176,733
Loan loss allowance	(729)	(784)	—	—
Customer balances (net)	196,638	193,728	183,602	176,733
Intercompany balances (including joint ventures)	5,054	4,832	3,145	3,632
Accrued interest	725	714	928	854
Other items	192	134	(375)	(252)
Loans and advances to customers / Deposits by customers	202,609	199,408	187,300	180,967